TAMARACK FUNDS TRUST

Tamarack Mid Cap Growth Fund
Tamarack Enterprise Fund
Tamarack Small Cap Core Fund
Tamarack Microcap Value Fund
Tamarack Quality Fixed Income Fund
Tamarack Tax-Free Income Fund
Access Capital Community Investment Fund

     Supplement dated June 16, 2009 to the Statement of Additional Information for the Equity and Fixed Income Funds dated January 28, 2009 (as supplemented March 16, 2009, March 23, 2009, March 24, 2009, May 13, 2009 and May 18, 2009).

This Supplement provides new and additional information beyond that included in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

MANAGEMENT-TRUSTEES AND OFFICERS

Effective June 4, 2009, Martin A. Cramer no longer serves as AML Compliance Officer, Privacy Officer and Vice President of the Tamarack Funds Trust, and the information about Mr. Cramer under the caption “Executive Officers” on page 26 of the SAI is deleted.

Effective June 4, 2009, Erik R. Preus is serving as the Head, Strategic Relationships Group of Voyageur Asset Management, and the information under the heading “Principal Occupation(s) During the Past 5 Years” for Mr. Preus in the table of “Executive Officers” table on page 26 of the SAI is replaced with the following:

                Head, Strategic Relationships Group, Voyageur Asset Management (2009 to present); Head of Retail Asset Management, Voyageur Asset Management (2006-2009); Chief Operating Officer (2005-2006), Voyageur Asset Management; Director, Investment Consulting Services, RBC Dain Rauscher Inc; (2004- 2005); Director, Voyageur Advisory Services; Voyageur Asset Management (2003-2004).

Ronald A. Homer and David F. Sand are officers of the Access Capital Community Investment Fund. The following table is added below the “Executive Officers” table on page 26 of the SAI:

Access Capital Community Investment Fund Officers(1)

Name, Age and	Position, Term of Office	Principal Occupation(s) During Past 5 Years
Address	and Length of Time
Served with Access
Capital Community
Investment Fund

Ronald A. Homer	President since July 2008	Managing Director, Voyageur Asset Management and
(62)		President, Access Capital Community Investment
Fund (July 2008 to present); Chief Executive Officer

TAM EQ & FI SAI - SUPP 6/16/2009

and Co-Managing Member, Access Capital Strategies
LLC (1997 - July 2008); Chairman: Access Capital Strategies
Community Investment Fund (1998 - July 2008)
David F. Sand	Chief Investment Officer	Managing Director, Voyageur Asset Management and
(52)	since July 2008	Chief Investment Officer, Access Capital Community
Investment Fund (July 2008 to present); President,
Chief Investment Officer and Co-Managing Member,
Access Capital Strategies LLC (1997 - July 2008);
Chief Investment Officer Access Capital Strategies
Community Investment Fund, Inc. (1998 – July 2008)

(1) The address of each officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TAM EQ & FI SAI - SUPP 6/16/2009